13003888

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JAN 15 2014

Washington, DC 20549

CERT NYS
File No. 001-36264

January 15, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, RSP PERMIAN, INC. Common Stock, par value $0.01 per share .The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 14, 2014. Tentative listing date – January 16, 2014.

Sincerely,

Para Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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